Shareholder Report, Holdings (Details) - Wireless Fund Shares	Mar. 31, 2026
Semiconductors & Related Devices
Holdings [Line Items]
Percent of Net Asset Value	35.78%
Services - Computer Programming, Data Processing, Etc.
Holdings [Line Items]
Percent of Net Asset Value	19.27%
Services - Prepackaged Software
Holdings [Line Items]
Percent of Net Asset Value	11.55%
Radio & TV Broadcasting & Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.62%
Electronic Computers
Holdings [Line Items]
Percent of Net Asset Value	7.57%
Optical Instruments & Lenses
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Special Industry Machinery, NEC
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Radio Telephone Communications
Holdings [Line Items]
Percent of Net Asset Value	3.01%
Computer Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.96%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Services - Business Services, NEC
Holdings [Line Items]
Percent of Net Asset Value	1.62%
NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	20.23%
Alphabet Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	12.64%
Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.57%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.33%
Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.87%
KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.86%
Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.79%
Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.23%
Meta Platforms, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.95%